LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of movement of lease liabilities

Opening balance as of December 31, 2021 and 2020	903,484	1,053,194
Effects of deconsolidation	(9,539)	—
Taking Over	2,223	—
New contracts / Remeasurements	46,686	60,824
Interest Incurred	535,185	377,482
Payments	(724,871)	(588,016)
Final balance as of December 31, 2022 and 2021	753,168	903,484

	12/31/2022	12/31/2021
Current	224,319	209,774
Non-current	528,849	693,710
	753,168	903,484

Schedule of fixed and variable rents and short term and low value contracts

	12/31/2022	12/31/2021
Short-term leases	2,886	3,667
Low-cost leases	18,674	23,827
Variable lease expenses	4,505	885

Schedule of maturities of the non-current balance

2024	233,988
2025	127,317
2026	49,434
2027	34,701
2028	34,596
2029 to 2045	48,813
528,849

Schedule of potential right of PIS/COFINS to be recovered included in lease consideration

	12/31/2022	12/31/2021
Lease consideration	724,871	588,016
Potential PIS / COFINS (9.25%)	67,051	54,391